Commitments (Tables)	12 Months Ended
Dec. 31, 2023
Capital commitments [abstract]
Schedule of Contractual Obligations and Commitments

Contractual obligations and commitments	2023 £m	2022 £m
Contracted for but not provided in the financial statements:
Intangible assets	16,329	10,659
Property, plant and equipment	762	743
Investments	153	138
Purchase commitments	31	161
Pensions and post-retirement benefits	–	345
Interest on loans	5,446	6,322
Future finance charges on leases	254	146
Lease contracts that have not yet commenced	5	395
	22,980	18,909